STOCKHOLDERS' DEFICIT: Schedule of Status of Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock Warrants
Options or Warrants Outstanding	200,177,006	194,204,339
Options or Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09
Options or Warrants Issued	315,000	23,005,000
Options or Warrants Issued, Weighted Average Exercise Price	$ 0.14	$ 0.12
Options or Warrants Exercised	(50,000)	(14,365,000)
Options or Warrants Exercised, Weighted Average Exercise Price	$ 0.08	$ 0.10
Options or Warrants Cancelled	0	0
Options or Warrants Cancelled, Weighted Average Exercise Price	$ 0	$ 0
Options or Warrants Expired	(125,000)	(2,667,333)
Options or Warrants Expired, Weighted Average Exercise Price	$ 0.09	$ 0.08
Options or Warrants Outstanding	200,317,006	200,177,006	194,204,339
Options or Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09	$ 0.09
Executive Compensation
Options or Warrants Outstanding	200,177,006	194,204,339	192,148,956
Options or Warrants Outstanding, Weighted Average Exercise Price	$ 0.10	$ 0.09	$ 0.09
Options or Warrants Issued		23,005,000	12,783,672
Options or Warrants Issued, Weighted Average Exercise Price		$ 0.12	$ 0.10
Options or Warrants Exercised		(14,365,000)	(9,688,917)
Options or Warrants Exercised, Weighted Average Exercise Price		$ 0.10	$ 0.10
Options or Warrants Cancelled		0	(345,205)
Options or Warrants Cancelled, Weighted Average Exercise Price		$ 0	$ 0.11
Options or Warrants Expired		(2,667,333)	(694,167)
Options or Warrants Expired, Weighted Average Exercise Price		$ 0.08	$ 0.17
Options or Warrants Outstanding		200,177,006	194,204,339
Options or Warrants Outstanding, Weighted Average Exercise Price		$ 0.10	$ 0.09